Roundhill Acquirers Deep Value ETF
Schedule of Investments
November 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Communication Services - 2.3%
17,731	Gray Television, Inc. (a)	$313,130
22,608	IDT Corporation - Class B (a)	269,487
		582,617
	Consumer Discretionary - 7.1%
2,453	Biglari Holdings, Inc. - Class B (a)	274,736
8,147	Core-Mark Holding Company, Inc.	254,105
12,944	Green Brick Partners, Inc. (a)	281,791
5,352	M/I Homes, Inc. (a)	243,248
10,582	ODP Corporation	303,386
7,217	Rent-A-Center, Inc.	244,079
5,037	Standard Motor Products, Inc.	233,163
		1,834,508
	Consumer Staples - 1.9%
5,685	Seneca Foods Corporation - Class A (a)	238,088
5,570	Universal Corporation	253,490
		491,578
	Energy - 5.4%
12,627	Cactus, Inc. - Class A	292,946
22,111	Centrus Energy Corporation - Class A (a)	331,444
46,792	DHT Holdings, Inc.	239,107
16,645	International Seaways, Inc.	281,134
37,502	Solaris Oilfield Infrastructure, Inc. - Class A	252,014
		1,396,645
	Financials - 37.2% (b)
6,695	1st Source Corporation	249,857
3,251	American National Group, Inc.	275,620
4,002	AMERISAFE, Inc.	219,029
19,709	Berkshire Hills Bancorp, Inc.	323,228
11,576	Bridge Bancorp, Inc.	258,376
9,655	Cathay General Bancorp	272,754
15,520	Central Pacific Financial Corporation	254,373
11,744	CNB Financial Corporation	231,122
7,210	Community Trust Bancorp, Inc.	244,058
28,001	Curo Group Holdings Corporation	241,929
1,633	Diamond Hill Investment Group, Inc.	223,427
17,045	Donnelley Financial Solutions, Inc. (a)	277,663
7,490	Eagle Bancorp, Inc.	275,482
7,168	Employers Holdings, Inc.	218,696
7,611	Enterprise Financial Services Corporation	258,850
13,690	Financial Institutions, Inc.	273,937
9,450	First Bancshares, Inc.	258,552
12,601	First Busey Corporation	252,146
11,583	First Community Bankshares, Inc.	244,054
6,633	First Financial Corporation	251,192
14,248	First of Long Island Corporation	239,509
7,291	Flagstar Bancorp, Inc.	255,477

61,713	Genworth Financial, Inc. - Class A (a)	280,177
5,613	Great Southern Bancorp, Inc.	257,637
16,448	Greenhill & Company, Inc.	214,153
25,503	Hanmi Financial Corporation	248,654
27,121	Hope Bancorp, Inc.	257,107
8,071	International Bancshares Corporation	261,581
18,760	Meridian Bancorp, Inc.	255,980
1,229	National Western Life Group, Inc. - Class A	228,692
8,903	Oppenheimer Holdings, Inc. - Class A	262,549
3,452	PJT Partners, Inc. - Class A	239,155
3,321	Safety Insurance Group, Inc.	236,621
13,209	Simmons First National Corporation - Class A	257,575
5,271	Stewart Information Services Corporation	220,697
4,140	StoneX Group, Inc. (a)	255,107
7,726	TriCo Bancshares	253,104
16,836	TriState Capital Holdings, Inc. (a)	250,688
		9,578,808
	Health Care - 0.8%
3,532	National HealthCare Corporation	219,761

	Industrials - 32.4% (b)
36,682	ACCO Brands Corporation	280,984
4,315	Albany International Corporation - Class A	295,707
8,627	Apogee Enterprises, Inc.	226,372
9,971	Atkore International Group, Inc. (a)	388,670
3,807	Barrett Business Services, Inc.	253,965
5,991	Boise Cascade Company	259,111
34,076	Costamare, Inc.	244,666
13,670	DXP Enterprises, Inc. (a)	287,890
4,828	Encore Wire Corporation	249,463
14,205	Ennis, Inc.	232,536
63,742	Golden Ocean Group, Ltd.	271,541
31,784	GrafTech International, Ltd.	251,094
20,808	Great Lakes Dredge & Dock Corporation (a)	234,922
6,460	HNI Corporation	235,532
36,230	Interface, Inc.	302,339
12,011	Kelly Services, Inc. - Class A	245,745
6,111	Kforce, Inc.	250,857
21,183	Kimball International, Inc. - Class B	231,530
28,277	Matrix Service Company (a)	270,894
7,675	Miller Industries, Inc.	256,268
7,744	Mueller Industries, Inc.	253,693
5,305	MYR Group, Inc. (a)	271,245
2,823	National Presto Industries, Inc.	240,096
7,684	Northwest Pipe Company (a)	221,145
9,354	Powell Industries, Inc.	241,614
11,755	Primoris Services Corporation	285,059
20,625	Resources Connection, Inc.	249,769
6,927	SkyWest, Inc.	297,376
19,512	Steelcase, Inc. - Class A	237,071
14,705	Titan Machinery, Inc. (a)	268,660
12,674	TrueBlue, Inc. (a)	242,073
5,628	Vectrus, Inc. (a)	268,287
		8,346,174

		Information Technology - 4.0%
7,263		Methode Electronics, Inc.	254,350
4,950		PC Connection, Inc.	225,967
22,717		Photronics, Inc. (a)	263,290
11,285		ScanSource, Inc. (a)	283,254
			1,026,861
		Materials - 6.6%
18,870		FutureFuel Corporation	226,251
4,684		Hawkins, Inc.	235,043
59,677		IAMGOLD Corporation (a)	201,111
9,314		Koppers Holdings, Inc. (a)	252,130
6,865		Schweitzer-Mauduit International, Inc.	238,765
58,057		SunCoke Energy, Inc.	261,257
15,760		Warrior Met Coal, Inc.	274,539
			1,689,096
		Real Estate - 1.0%
26,083		GEO Group, Inc.	246,484

		Utilities - 0.9%
113,627		Atlantic Power Corporation (a)	234,072
		TOTAL COMMON STOCKS (Cost $23,704,046)	25,646,604

		SHORT-TERM INVESTMENTS - 0.2%
48,148		First American Treasury Obligations Fund - Class X, 0.05% (c)	48,148
		TOTAL SHORT-TERM INVESTMENTS (Cost $48,148)	48,148
		TOTAL INVESTMENTS (Cost $23,752,194) - 99.8%	25,694,752
		Other Assets in Excess of Liabilities - 0.2%	46,671
		NET ASSETS - 100.0%	$25,741,423

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Rate shown is the annualized seven-day yield as of November 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted  in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,646,604	$-	$-	$25,646,604
Short-Term Investments	48,148	-	-	48,148
Total Investments in Securities	$25,694,752	$-	$-	$25,694,752
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended November 30, 2020, the Fund did not recognize any transfers to or from Level 3.